Income Taxes - Summary of Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	$ (23)	¥ (162)	¥ (35)
Deferred tax benefit			5	¥ 3,980
Total income tax (expense)/benefit	$ (23)	¥ (162)	¥ (30)	¥ 3,980